Property plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property plant and equipment, net
Property plant and equipment, gross	$ 38,712	$ 42,161
Accumulated depreciation	(24,569)	(25,445)
Property plant and equipment, net	14,143	16,716
Depreciation expense	2,562	1,972	$ 1,712
Impairment losses	1,283		$ 9,478
Machinery, equipment and vehicles
Property plant and equipment, net
Property plant and equipment, gross	16,893	19,049
Computers and equipment
Property plant and equipment, net
Property plant and equipment, gross	5,096	5,027
Office furniture and equipment
Property plant and equipment, net
Property plant and equipment, gross	1,831	1,853
Leasehold improvements
Property plant and equipment, net
Property plant and equipment, gross	8,595	9,451
Buildings
Property plant and equipment, net
Property plant and equipment, gross	$ 6,297	$ 6,781